Derivatives (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedges, Assets [Abstract]
Schedule Of Derivative Instruments
The following table summarizes the Company’s outstanding derivative instruments and their effects on the Consolidated Balance Sheets as of December 31, 2011 and 2010 (in millions):

		Assets			Liabilities
Derivatives designated as hedging instruments	Balance Sheet Location	2011	2010	Balance Sheet Location	2011	2010
Interest rate swaps	Other assets	$35.8	$42.3	Other noncurrent liabilities	$—	$—
Foreign exchange contracts on inventory-related purchases	Prepaid expenses and other	1.9	1.4	Other accrued liabilities	—	2.0
Foreign exchange contracts on intercompany borrowings	Prepaid expenses and other	0.5	1.2	Other accrued liabilities	—	—
Total assets		$38.2	$44.9	Total liabilities	$—	$2.0

Schedule Of Pretax Effects Of Derivative Instruments Designated As Fair Value Hedges
The pretax effects of derivative instruments designated as fair value hedges on the Company’s Consolidated Statements of Operations for 2011, 2010 and 2009 were as follows (in millions):

Derivatives in fair value relationships	Location of gain (loss) recognized in income	Amount of gain (loss) recognized in income
		2011	2010	2009
Interest rate swaps	Interest expense, net	$16.2	$23.9	$(43.9)
Fixed-rate debt	Interest expense, net	$(16.2)	$(23.9)	$43.9

Schedule Of Cash Flow Hedges Recognized In Accumulated Other Comprehensive Income
The pretax effects of derivative instruments designated as cash flow hedges on the Company’s Consolidated Statements of Operations and AOCI for 2011, 2010 and 2009 were as follows (in millions):

Derivatives in cash flow hedging relationships	Location of gain (loss) recognized in income	Amount of gain (loss) reclassified from AOCI into income
		2011	2010	2009
Foreign exchange contracts on inventory-related purchases	Cost of products sold	$(5.1)	$(1.8)	$(2.6)
Foreign exchange contracts on intercompany borrowings	Interest expense, net	(0.7)	0.5	2.5
		$(5.8)	$(1.3)	$(0.1)

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in AOCI
	2011	2010	2009
Foreign exchange contracts on inventory-related purchases	$(2.8)	$(1.4)	$(9.5)
Foreign exchange contracts on intercompany borrowings	1.8	4.3	7.7
	$(1.0)	$2.9	$(1.8)